Long-Term Debt - Schedule of Long Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,818.3	$ 1,383.5
Less current portion	291.0	175.0
Long-term portion	1,527.3	1,208.5
Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Long-term debt	971.6	548.1
Revolving credit facilities
Disclosure of detailed information about borrowings [line items]
Long-term debt	16.0	256.0
Term loan and bilateral facilities
Disclosure of detailed information about borrowings [line items]
Long-term debt	407.5	405.6
Notes payable
Disclosure of detailed information about borrowings [line items]
Long-term debt	364.7	116.8
Other financing obligations
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 58.5	$ 57.0